Related party transactions (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of transactions between related parties	Related party transactions
Remuneration of key management personnel including directors
The remuneration of the executive officers and directors, who are the key management personnel of the Company, during the three and nine months ended July 31, 2022 and 2021 are as follows:

	Three months ended		Nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
	$	$	$	$
Salaries	1,077,438	272,493	2,860,781	811,502
Share-based compensation	3,390,738	—	11,420,976	605,957
Fees and benefits	995,766	176,278	2,593,068	516,124
	5,463,942	448,771	16,874,825	1,933,583

During the three and nine months ended July 31, 2022, the Company paid directors for providing director and consulting services. Total amounts paid to directors in respect of these activities in the period was $95,367 and $268,246, respectively (three and nine months ended July 31, 2021: $66,802 and $175,036).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	July 31, 2022	October 31, 2021
	$	$

Accounts payable and accrued liabilities	2,328,601	771,255
Outstanding balances	2,328,601	771,255

Related-Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn. $4,500 per month plus applicable taxes, subject to 60 days’ notice of termination. Li-Cycle terminated the lease, effective December 31, 2021. During the three and nine months ended July 31, 2022, the Company incurred expenses of $nil and $6,358 in relation to this vendor, compared to $13,076 and $30,429 for the three and nine months ended July 31, 2021, respectively.

Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of Li-Cycle, to provide it with corporate video production services since 2017. During the three and nine months ended July 31, 2022, the Company incurred expenses of $26,804 and $134,277 in relation to this vendor, compared to $nil and $97,005 for the three and nine months ended July 31, 2021, respectively.

The Company has engaged Ashlin BPG Marketing, a related party as described above, to provide it with Li-Cycle branded promotional products for both customers and employees since April 1, 2020. During the three and nine months ended July 31, 2022, the Company incurred expenses of $4,908 and $50,173 attributable to this vendor, compared to $12,581 and $36,268 for the three and nine months ended July 31, 2021, respectively.

The Company has engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company's President and Chief Executive Officer, to provide it with technology services in relation to the Company's inventory management system since September 1, 2020. During the three and nine months ended July 31, 2022, the Company incurred expenses of $74,173 and $121,528 attributable to this vendor, compared to $22,589 and $80,868 for the three and nine months ended July 31, 2021, respectively.

Consulting Agreement
On May 1, 2020, Li-Cycle entered into a consulting agreement with Atria Limited (“Atria”), an entity which beneficially owned more than 5% of the outstanding Li-Cycle Corp. common shares at that time, to agree upon and finalize the consideration for certain business development and marketing consulting services that were previously performed on behalf of Li-Cycle from 2018 through April 2020. The fees for the services were agreed at 12,000 common shares of Li-Cycle Corp., payable in installments of 1,000 shares per month. On January 25, 2021, Li-Cycle issued all of the 12,000 shares to Atria as full and final satisfaction of all obligations of Li-Cycle to Atria under the consulting agreement. Atria also directed the issuance of shares as follows: 8,000 Shares to Atria; 2,000 Shares to Pella Ventures (an affiliated company of Atria); and 2,000 Shares to a director of Li-Cycle Corp. at the time, who is not related to Atria.

Director Consulting Agreement
Under the terms of an agreement dated July 19, 2019 between Li-Cycle and Anthony Tse, Mr. Tse provided consulting services to Li-Cycle in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for his services. During the three and nine months ended July 31, 2022, Mr. Tse was paid aggregate fees under this agreement of $nil and $14,000, respectively, compared to $26,300 and $38,500 for the three and nine months ended July 31, 2021. The consulting agreement was terminated on January 19, 2022.